Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Strategic Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through income and capital appreciation through all market cycles.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 60), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 92).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

		During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests in fixed-income instruments, including investment-grade securities and below investment-grade securities, commonly referred to as “junk bonds.” Investment grade securities would be rated at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc. or BBB- by Fitch Ratings or have an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or are of comparable quality if unrated. The Fund may also invest in floating rate loans, and other floating rate debt instruments.

The Fund is not managed relative to an index and instead seeks to produce positive returns across varying market conditions. To seek this goal, the Fund has flexibility to invest across a broad range of fixed income securities and derivatives without regard to a benchmark. The Fund generally maintains a dollar-weighted average duration profile between -2 and 6 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

Fixed-income instruments may include debt securities, and other similar instruments issued by various U.S. and non-U.S. (including those located in emerging market countries) public- or private-sector entities. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers' acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities. The Fund may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and U.S. and non-U.S. corporations.

The Fund may also invest in derivatives, including options, futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or assist in managing cash.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

		The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.

Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions. The manager may use a model to guide currency risk taking. The manager has discretion as to whether to use the model. There is no guarantee that the use of the model will result in effective investment decisions for the Fund.

Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.

Foreign Investments/Developing and Emerging Markets:

Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Investing through Bond Connect: Chinese debt instruments trade on the China Interbank Bond Market (“CIBM”) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (“Bond Connect”). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of other fixed-income securities markets in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect the Fund's ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns.

Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund and the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares.Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Because Class P shares of the Fund had did not have a full calendar year of operations as of the calendar year ended December 31, 2019, no performance information for Class P shares is provided below.

Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2019, no performance information for Class T shares is provided below.

		The Fund's performance prior to May 1, 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior period, the performance information shown would have been different.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2019
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2019, 3.24% and Worst quarter: 2nd 2013, -3.35% The Fund's Class A shares' year-to-date total return as of June 30, 2020: -4.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.
1 Yr	rr_ExpenseExampleYear01	$ 337
3 Yrs	rr_ExpenseExampleYear03	521
5 Yrs	rr_ExpenseExampleYear05	720
10 Yrs	rr_ExpenseExampleYear10	1,296
1 Yr	rr_ExpenseExampleNoRedemptionYear01	337
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	521
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	720
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012
2013	rr_AnnualReturn2013	0.34%
2014	rr_AnnualReturn2014	3.98%
2015	rr_AnnualReturn2015	2.31%
2016	rr_AnnualReturn2016	5.07%
2017	rr_AnnualReturn2017	5.40%
2018	rr_AnnualReturn2018	1.25%
2019	rr_AnnualReturn2019	8.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.35%)
1 Yr	rr_AverageAnnualReturnYear01	5.43%
5 Yrs	rr_AverageAnnualReturnYear05	3.87%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.62%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 265
3 Yrs	rr_ExpenseExampleYear03	511
5 Yrs	rr_ExpenseExampleYear05	881
10 Yrs	rr_ExpenseExampleYear10	1,922
1 Yr	rr_ExpenseExampleNoRedemptionYear01	165
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	511
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	881
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,922
1 Yr	rr_AverageAnnualReturnYear01	6.34%
5 Yrs	rr_AverageAnnualReturnYear05	3.66%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.60%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 61
3 Yrs	rr_ExpenseExampleYear03	192
5 Yrs	rr_ExpenseExampleYear05	335
10 Yrs	rr_ExpenseExampleYear10	750
1 Yr	rr_ExpenseExampleNoRedemptionYear01	61
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	192
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	335
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 750
1 Yr	rr_AverageAnnualReturnYear01	8.44%
5 Yrs	rr_AverageAnnualReturnYear05	4.88%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.05%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 5
3 Yrs	rr_ExpenseExampleYear03	126
5 Yrs	rr_ExpenseExampleYear05	257
10 Yrs	rr_ExpenseExampleYear10	641
1 Yr	rr_ExpenseExampleNoRedemptionYear01	5
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	126
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	257
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 641
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.12%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 114
3 Yrs	rr_ExpenseExampleYear03	356
5 Yrs	rr_ExpenseExampleYear05	617
10 Yrs	rr_ExpenseExampleYear10	1,363
1 Yr	rr_ExpenseExampleNoRedemptionYear01	114
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	356
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	617
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,363
1 Yr	rr_AverageAnnualReturnYear01	7.85%
5 Yrs	rr_AverageAnnualReturnYear05	4.19%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.55%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 56
3 Yrs	rr_ExpenseExampleYear03	176
5 Yrs	rr_ExpenseExampleYear05	307
10 Yrs	rr_ExpenseExampleYear10	689
1 Yr	rr_ExpenseExampleNoRedemptionYear01	56
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	176
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	307
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 689
1 Yr	rr_AverageAnnualReturnYear01	8.30%
5 Yrs	rr_AverageAnnualReturnYear05	4.83%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2015
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.87%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 337
3 Yrs	rr_ExpenseExampleYear03	521
5 Yrs	rr_ExpenseExampleYear05	720
10 Yrs	rr_ExpenseExampleYear10	1,296
1 Yr	rr_ExpenseExampleNoRedemptionYear01	337
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	521
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	720
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,296
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.62%	[2]
1 Yr	rr_ExpenseExampleYear01	$ 63
3 Yrs	rr_ExpenseExampleYear03	199
5 Yrs	rr_ExpenseExampleYear05	346
10 Yrs	rr_ExpenseExampleYear10	774
1 Yr	rr_ExpenseExampleNoRedemptionYear01	63
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	199
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	346
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 774
1 Yr	rr_AverageAnnualReturnYear01	8.36%
5 Yrs	rr_AverageAnnualReturnYear05	4.64%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.64%
5 Yrs	rr_AverageAnnualReturnYear05	2.48%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.16%
5 Yrs	rr_AverageAnnualReturnYear05	2.34%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.60%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.33%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Class A, C, I, P, R, R6, T and W Shares | Voya Strategic Income Opportunities Fund | Bloomberg Barclays U.S. Universal Bond Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.29%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]

[1]	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $500,000 or more, and redeemed within 12 months of purchase.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 0.15%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class P, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2021. Termination or modification of these obligations requires approval by the Fund's board.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.